UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     October 27, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $924,921 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    37823   512503 SH       SOLE                   350637            161866
ABB Ltd- Spon ADR           COM                 000375204    18562   926270 SH       SOLE                   631935            294335
ABB Ltd- Spon ADR           COM                 000375204     4008   200000 SH       DEFINED 01             200000
Accenture Ltd.              COM                 G1151c101    24304   652106 SH       SOLE                   445703            206403
Accenture Ltd.              COM                 G1151c101     4845   130000 SH       DEFINED 01             130000
Agilent Technologies Inc.   COM                 00846u101    23209   833963 SH       SOLE                   567355            266608
Agilent Technologies Inc.   COM                 00846u101     2783   100000 SH       DEFINED 01             100000
Allegheny Technologies Inc  COM                 01741R102    17559   501836 SH       SOLE                   343915            157921
Allegheny Technologies Inc  COM                 01741R102     3149    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105    18318   199476 SH       SOLE                   135667             63809
Automatic Data Processing   COM                 053015103    13477   342935 SH       SOLE                   234210            108725
Automatic Data Processing   COM                 053015103     3930   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107    10696   250732 SH       SOLE                   170184             80548
Bank of America Corp.       COM                 060505104    13897   821335 SH       SOLE                   540451            280884
Bank of America Corp.       COM                 060505104     5076   300000 SH       DEFINED 01             300000
Baxter International Inc.   COM                 071813109    23689   415521 SH       SOLE                   284240            131281
Baxter International Inc.   COM                 071813109     7126   125000 SH       DEFINED 01             125000
Cameron International Corp. COM                 13342B105    49591  1311241 SH       SOLE                   895931            415310
Cameron International Corp. COM                 13342B105    13237   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    28578   858720 SH       SOLE                   582785            275935
Carnival Corp.              COM                 143658300     3328   100000 SH       DEFINED 01             100000
Cisco Systems Inc.          COM                 17275R102     2354   100000 SH       DEFINED 01             100000
Citigroup Inc.              COM                 172967101       97    20000 SH       SOLE                    20000
CVS/Caremark Corp.          COM                 126650100     3574   100000 SH       DEFINED 01             100000
CVS/Caremark Corp.          COM                 126650100    36705  1027005 SH       SOLE                   698725            328280
Eaton Corp.                 COM                 278058102    15781   278874 SH       SOLE                   189351             89523
eBay Inc.                   COM                 278642103     2361   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141G104    54751   296994 SH       SOLE                   198953             98041
Goldman Sachs Group Inc.    COM                 38141G104     9217    50000 SH       DEFINED 01              50000
Harris Corp.                COM                 413875105    16312   433822 SH       SOLE                   294429            139393
Hewlett-Packard Company     COM                 428236103    48681  1031165 SH       SOLE                   702944            328221
Hewlett-Packard Company     COM                 428236103     7081   150000 SH       DEFINED 01             150000
Honeywell Intl Inc.         COM                 438516106     3715   100000 SH       DEFINED 01             100000
Honeywell Intl Inc.         COM                 438516106    13575   365405 SH       SOLE                   250100            115305
Jacobs Engineering Group    COM                 469814107     8304   180715 SH       SOLE                   122130             58585
Jacobs Engineering Group    COM                 469814107     3446    75000 SH       DEFINED 01              75000
Lockheed Martin Corp.       COM                 539830109    15564   199330 SH       SOLE                   137400             61930
Lockheed Martin Corp.       COM                 539830109     5856    75000 SH       DEFINED 01              75000
Macy's Inc.                 COM                 55616p104    19597  1071467 SH       SOLE                   740243            331224
Manitowoc Company Inc.      COM                 563571108     1894   200000 SH       DEFINED 01             200000
Manitowoc Company Inc.      COM                 563571108       95    10000 SH       SOLE                    10000
MetLife Inc.                COM                 59156R108     7572   198885 SH       SOLE                   133910             64975
Microsoft Corp.             COM                 594918104    19612   757505 SH       SOLE                   513802            243703
Nike Inc. Cl B              COM                 654106103    45865   708880 SH       SOLE                   481325            227555
Nokia Corp-Spon ADR         COM                 654902204    14953  1022807 SH       SOLE                   696924            325883
Oaktree Captial Group LLC   COM                 674001102     3375   112500 SH       DEFINED 01             112500
Petsmart Inc.               COM                 716768106     2175   100000 SH       DEFINED 01             100000
Quest Diagnostics           COM                 74834L100    29094   557470 SH       SOLE                   378360            179110
Research in Motion Ltd.     COM                 760975102     4395    65000 SH       DEFINED 01              65000
Schlumberger Ltd.           COM                 806857108    28396   476443 SH       SOLE                   323353            153090
Textron Inc.                COM                 883203101     1898   100000 SH       DEFINED 01             100000
Textron Inc.                COM                 883203101    14830   781330 SH       SOLE                   533290            248040
Thermo Fisher Scientific    COM                 883556102      218     5000 SH       SOLE                     5000
Union Pacific Corp.         COM                 907818108    19791   339180 SH       SOLE                   230130            109050
United Parcel Service Inc.  COM                 911312106    19667   348266 SH       SOLE                   237860            110406
United Technologies Corp.   COM                 913017109    22951   376670 SH       SOLE                   255626            121044
United Technologies Corp.   COM                 913017109     6093   100000 SH       DEFINED 01             100000
USG Corp.                   COM                 903293405    11370   661808 SH       SOLE                   448865            212943
USG Corp.                   COM                 903293405     4340   252600 SH       DEFINED 01             252600
WABCO Holdings Inc.         COM                 92927K102    12653   602530 SH       SOLE                   408437            194093
Walt Disney Co.             COM                 254687106    14857   541030 SH       SOLE                   365905            175125
Wells Fargo & Co.           COM                 949746101    23885   847583 SH       SOLE                   593565            254018
Whirlpool Inc.              COM                 963320106      280     4000 SH       SOLE                     4000
XTO Energy Inc.             COM                 98385x106    20506   496265 SH       SOLE                   338515            157750